Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Property Plant And Equipment [Abstract]
Major Classes of Premises and Equipment and the Total Accumulated Depreciation

The major classes of premises and equipment and the total accumulated depreciation at December 31, 2019 and 2018 are listed below:

	2019	2018
	(dollars in thousands)
Land	$3,192	$3,215
Building and improvements	15,783	15,150
ROU assets	1,945	—
Furniture and equipment	8,518	8,808
Total fixed assets	29,438	27,173
Less accumulated depreciation	12,376	12,373
Net fixed assets	$17,062	$14,800